CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Net cash used in operating activities	¥ 47,905	$ 7,174	¥ 52,189	¥ (85,639)
Net cash provided by (used in) financing activities	(48,816)	(7,310)	(9,466)	394
Net increase in cash and cash equivalents	(7,392)	(1,107)	22,364	(85,806)
Cash and cash equivalents, beginning of year	66,025	9,888	46,268	131,978
Effect of exchange rate changes on cash and cash equivalents	(4,124)	(618)	(2,607)	96
Cash and cash equivalents, end of year	54,509	8,163	66,025	46,268
Parent Company [Member]
Net cash used in operating activities	(20,009)	(2,996)	(7,242)	(3,288)
Net cash provided by (used in) financing activities	14,881	2,228	3,255	(452)
Net increase in cash and cash equivalents	(5,128)	(768)	(3,987)	(3,740)
Cash and cash equivalents, beginning of year	341	51	671	4,332
Effect of exchange rate changes on cash and cash equivalents	5,368	804	3,657	79
Cash and cash equivalents, end of year	¥ 581	$ 87	¥ 341	¥ 671